Administrative expenses (Tables)	9 Months Ended
Sep. 30, 2026
Administrative expenses.
Schedule of administrative expenses

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025(a)	2026	2025(a)
	$'m	$'m	$'m	$'m

Staff costs(b)	85.0	38.2	244.2	121.3
Net loss allowance on trade receivables	0.1	11.8	4.5	13.5
Professional fees(c)	19.2	0.4	55.5	18.6
Facilities, short-term rental and upkeep	7.8	7.4	23.8	21.9
Travel costs	2.3	2.6	7.5	7.5
Depreciation	1.8	2.0	4.7	6.2
Amortization	0.1	0.2	0.6	0.7
Net gain on disposal of property, plant and equipment and right-of-use assets	(1.0)	(2.0)	(4.2)	(5.3)
Operating taxes	—	0.1	0.3	0.3
Business combination costs	10.4	0.1	25.1	1.3
Net impairment reversal of withholding tax receivables(d)	(2.3)	(24.9)	(1.8)	(37.8)
Other	4.6	3.7	14.1	12.5
	128.0	39.6	374.3	160.7

(a)	The results for the three and nine month periods ended September 30, 2025 have been re-presented to reflect the results of the Latam segment as a discontinued operation. See note 21.1 for more information.
(b)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense. The amount for the three and nine months ended September 30, 2026 includes accelerated charges of $10.1 million and $35.8 million respectively for share-based payment expenses and long-term employee benefits of $39.0 million and $96.4 million respectively that result from changes in expected vesting periods and estimated amounts expected to be settled following the February 2026 agreement by the Group to enter into a merger agreement to be acquired by MTN Group Limited.
(c)	Further advisor fees of up to $42.0 million, not included within the above, are contingently payable dependent on the closing of the planned merger agreement with MTN Group Limited.
(d)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. See note 13 for more information.